Exhibit 99.1

July 1, 2021 to September 30, 2021
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	(% of	#	$	(% of	#	$	(% of	#	$	(% of	#	$	(% of	#	$	(% of	#	$	(% of
					principal			principal			principal			principal			principal			principal			principal
					balance)			balance)			balance)			balance)			balance)			balance)			balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Ginnie Mae
GNMA Pool CC3446		PNC Bank, N.A.	59	$15,355,010.63	100%	1	$435,873.53	2.84%	1	$435,873.53	2.84%	0	0	0	0	0	0	0	0	0	0	0	0
Total GNMA			59	$15,355,010.63		1	$435,873.53		1	$435,873.53

(1)

The securitizer has attempted to gather the information for this issuing entity as required by this Form ABS-15G regarding demands for repurchase or replacement of pool assets for breaches of representations or warranties concerning those pool assets (“Reportable Information”) from trustees that is within their respective possession and which has not been previously provided to the securitizer. However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because some of the trustees may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense, or without imposing unreasonable burden or expense on the securitizer.

(2)

PNC Bank, National Association is an issuer of Ginnie Mae MBS. As such, the tabular disclosure is provided with respect to the specific Ginnie Mae MBS issuances for which there was repurchase activity during the period July 1, 2021 through September 30, 2021.

(3)	GNMA pools are listed in order of pool number.
(4)

Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(5)	“Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.